Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Available-for-sale, amortized cost | $	$ 2,209,078	$ 3,495,564
Held-to-maturity, fair value | $	$ 3,197,508	$ 2,786,112
Common shares, par value (in BMD per share) | $ / shares	$ 0.01	$ 0.01
Common shares, issued (in shares)	50,277,466	49,911,351
Common shares, outstanding (in shares)	50,277,466	49,911,351
Treasury common shares, at cost (in shares)	619,212	619,212
Voting Common Stock
Common shares, authorized (in shares)	2,000,000,000	2,000,000,000
Non-voting Common Stock
Common shares, authorized (in shares)	6,000,000,000	6,000,000,000